Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets1 [Abstract]
Schedule of other assets

Skr mn	Dec 31, 2025	Dec 31, 2024
Claim against the State for CIRR-loans and concessionary loans	448	8
Cash receivables, funding operations	181	207
Other	125	71
Total	754	286